Loans and asset quality - Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	$ 63,703	$ 59,132
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans		2,342	1,642
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans		3,945	2,530
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans		15,899	13,319
Wealth management mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans		6,647	5,534
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans		13,347	11,184
Investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans		2,026	1,381
Investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans		2,678	1,641
Investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans		13,965	11,576
Investment grade | Wealth management loans
Financing Receivable, Recorded Investment [Line Items]
Loans		6,529	5,621
Non-investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans		316	261
Non-investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans		1,267	889
Non-investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans		1,934	1,743
Non-investment grade | Wealth management loans
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 171	$ 29

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.